13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: This Amendment:
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Decatur Capital Management
Address:      250 E. Ponce De Leon Avenue
              Suite 325
              Decatur, GA 30030

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Degas A. Wright
Title:       Chief Executive Officer
Phone:       404 270 9838

Signature                         City     State          and Date of Signing:
Degas A. Wright                   Decatur, GA
---------------------          -----------------------     ---------------
Signature                               City     State           Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total: $182,828

List of Other Included Managers:  NONE

                               13F Holdings Report
                              As of Date: 6/30/10

                                                                                            INVESTMENT
ISSUER                       TITLE OF           CUSIP         VALUE    SHARES/  SH/       DISCRETION   OTHER    VOTING AUTHORITY
NAME                         CLASS              NUMBER       (X1000)   PRN AMT  PRN   SOLE(A) SHARED MNGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp           COM          032479AC1        127      1,650  SH                              1,650             -
Apple Inc                         COM          037833100      7,737     23,050  SH                             14,000         9,050
ASML Holding                 SPONSORED ADR     N07059186      1,780     48,150  SH                             29,300        18,850
Autoliv Inc                       COM          052800109      4,130     52,650  SH                             32,000        20,650
AutoZone Inc                      COM          053332102      6,333     21,480  SH                             13,050         8,430
Avery Dennison Corp               COM          053611109        238      6,150  SH                              6,150             -
Becton Dickinson & Co             COM          075887109      3,405     39,510  SH                             24,000        15,510
Biogen IDEC Inc.                  COM          449370105      3,165     29,600  SH                             17,950        11,650
BlackRock Inc.                    COM          09247x101      2,753     14,350  SH                              8,650         5,700
Broadcom Corp Cl A                COM          111320107      1,860     55,300  SH                             33,750        21,550
Capital One Finacial              COM          14040H105      1,806     34,950  SH                             21,250        13,700
CBS Corp Cl B                     COM          124857202      6,299    221,100  SH                            134,450        86,650
Citigroup Inc                     COM          172967101      2,398     57,590  SH                             34,955        22,635
Citrix Systems Inc.               cOM          177376100      2,776     34,700  SH                             21,150        13,550
Cognizant Technology
  Solutions Cl A                  COM          192446102      2,915     39,750  SH                             24,250        15,500
CONSOL Energy Inc                 COM          20854P109      3,282     67,700  SH                             41,150        26,550
Deere & Co                        COM          244199105      3,801     46,100  SH                             28,000        18,100
Dell Inc.                         COM          24702R101      2,027    121,600  SH                             73,700        47,900
Dollar Tree Inc                   COM          256746108      4,277     64,200  SH                             38,950        25,250
Eastman Chemical Co.              COM          277432100      3,710     36,350  SH                             22,150        14,200
EMC Corp MA                       COM          268648102      3,178    115,350  SH                             70,100        45,250
Exxon Mobile Co                   COM          30231G102      7,784     95,650  SH                             58,150        37,500
General Electric Co               COM          369604103      2,795    148,250  SH                             90,100        58,150
Google Inc Cl A                   COM          38259P508      1,696      3,350  SH                              2,050         1,300
Halliburton Co                    COM          406216101      4,129     80,950  SH                             49,200        31,750
Harris Corp                       COM          413875105      2,530     56,150  SH                             34,150        22,000
Intel Corp                        COM          458140100      4,381    197,700  SH                            120,100        77,600
IBM                               COM          459200101      5,558     32,400  SH                             19,150        13,250
Intuitive Surgical                COM          46120e602      2,326      6,250  SH                              3,800         2,450
Juniper Networks                  COM          48203R104        104      3,300  SH                              3,300             -
Kimberly Clark Corp               COM          494368103      2,629     39,500  SH                             24,000        15,500
Kraft Foods Inc Cl A              COM          50075N104      2,900     82,300  SH                             49,950        32,350
Las Vegas Sands                   COM          517934107      3,622     85,800  SH                             52,200        33,600
Lauder Estee Cos Inc Cl A    SPONSORED ADR     518439104      6,574     62,500  SH                             37,950        24,550
Life Technologies Corp            COM          53217V109      2,572     49,400  SH                             30,000        19,400
Macys Inc.                        COM          55616p104      3,776    129,150  SH                             76,850        52,300
Marathon Oil Co                   COM          565849106      2,097     39,800  SH                             24,150        15,650
Mettler Toledo International      COM          592688105      5,212     30,900  SH                             19,950        10,950
Microsoft Corp.                   COM          594918104      4,536    174,450  SH                            105,900        68,550
Molex Inc                         COM          608554101      3,224    125,100  SH                             75,950        49,150
Northrop Grumman Corp             COM          666807102      3,422     49,350  SH                             29,950        19,400
Nucor Corp                        COM          670346105      2,440     59,200  SH                             35,900        23,300
Parker Hannifin Corp              COM          701094104      5,317     59,250  SH                             35,950        23,300
Phillip Morris International      COM          718172109      3,956     59,252  SH                             35,950        23,302
Public Storage                    REIT         74460D109      2,633     23,100  SH                             14,050         9,050
Qualcomm Inc                      COM          747525103      4,881     85,950  SH                             52,350        33,600
Siemens AG                   SPONSORED ADR     826197501      3,170     23,050  SH                             14,000         9,050
Smucker J M Co                    COM          832696405      3,273     42,800  SH                             26,000        16,800
Starwood Hotel                    COM          85590A203      2,676     47,750  SH                             29,050        18,700
Stryker Corp                      COM          863667101      2,905     49,500  SH                             30,100        19,400
SunTrust Banks                    COM          867914509      1,732     67,150  SH                             40,750        26,400
Union Pacific Corp                COM          907818108      3,430     32,850  SH                             19,950        12,900
UnitedHealth Group Inc            COM          91324P102      4,072     78,950  SH                             47,900        31,050
Yahoo Inc                         COM          984332106      2,479    164,800  SH                            100,150        64,650

                                                            182,828